Fair Value Measurements (Details 2) - Embedded derivatives [Member]	12 Months Ended
Dec. 31, 2015
Unobservable inputs used by management in determining fair value of embedded derivatives
Risk margin for uncertainty in cash flows	0.58%
Minimum [Member]
Unobservable inputs used by management in determining fair value of embedded derivatives
Adjustment for insurance subsidiary's credit risk	0.30%
Surrenders	3.00%
Partial surrenders	2.00%
Annuitizations	0.75%
Deaths	1.50%
Budgeted option costs	1.75%
Maximum [Member]
Unobservable inputs used by management in determining fair value of embedded derivatives
Adjustment for insurance subsidiary's credit risk	2.95%
Surrenders	18.00%
Partial surrenders	10.00%
Annuitizations	1.50%
Deaths	4.00%
Budgeted option costs	3.50%